SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Macro Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Henning Potstada, Regional Head of Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
Christoph-Arend Schmidt, CFA, Senior Portfolio Manager and Team Lead Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
Stefan Flasdick, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Henning Potstada, Regional Head of Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 2006.
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Portfolio Manager for Multi Asset: Frankfurt.
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MBA, University of Bayreuth, Germany.
Christoph-Arend Schmidt, CFA, Senior Portfolio Manager and Team Lead Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 2008.
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Portfolio Manager for Multi Asset: Frankfurt.
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MBA, University of Bayreuth, Germany.
Stefan Flasdick, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 2004 with 11 years of industry experience. Prior to his current role, he served as a portfolio manager in Deutsche Bank Private Wealth Management. Previously, he served in Futures & Options Sales for Germany & Austria at JP Morgan in London and Frankfurt. He began his career as a Trainee in Treasury and F&O Sales at BfG Bank / Credit Lyonnais.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-27